Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations

	U S Dollars
Figures in millions	2017	2016
Revenue from product sales	4,510	4,223
Cost of sales	(3,736)	(3,401)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19
Gross profit	784	841
Gross profit %	17.38%	19.91%
As previously reported:

	U S Dollars
Figures in millions	2017	2016
Revenue	4,543	4,254
Gold income	4,356	4,085
Cost of sales	(3,582)	(3,263)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19
Gross profit	784	841
Gross profit %	18.00%	20.59%